Acquisition	12 Months Ended
Dec. 31, 2023
Acquisition [Abstract]
ACQUISITION

4. ACQUISITION

4.1 Acquisition of Weiliantong

On December 29, 2021, the Company entered into an Equity Acquisition Framework Agreement (the “Framework Agreement”) with Golden Shield Enterprises Limited (“Golden Shield”), Beijing Weiliantong Technology Co., Ltd. (“Weiliantong”), Tianjin Yieryi Technology Co., Ltd. (“Yieryi”), Wolter Global Investment Limited (“Wolter Global”) and Qingdao Weilaijin Industry Investment Fund Partnership (Limited Partnership) (“Weilaijin”), which is one of the shareholders of Yieryi. Pursuant to the Framework Agreement, the Company, or its affiliates designated by the Company, acquires all of the outstanding equity interests of (i) Weiliantong from its shareholder Yieryi and (ii) Golden Shield from Wolter Global (the “Acquisitions”). Yieryi and Wolter Global are under common control.

Pursuant to the Framework Agreement, the Acquisition requires both cash and share considerations (the “Considerations”). The Company is required to pay RMB180,000 in its Class A ordinary shares, consisting of (1) the shares consideration of RMB20,800 to Weilaijin (the “Weilaijin Share Consideration”), a shareholder of Yieryi, and (ii) the shares consideration of RMB159,200 in its Class A ordinary shares to Wolter Global (the “Wolter Global Share Consideration”), including 20% of the Wolter Global Share Consideration are subject to certain performance conditions (i.e., earn-out provisions) and requirements over the following two years (earn-out arrangement). The Company is also required to pay cash consideration of RMB13,800 cash to Yieryi. The total fair value of the Considerations was determined at RMB181,958, based on a valuation performed by an independent valuation firm engaged by the Company.

In addition, the Company is required to repay Weiliantong’s loan payable in aggregated of RMB86,200 on behalf of Weiliantong, consisting of RMB77,400 loans payable to Yieryi and RMB8,800 loan payable to a third party.

The objective of the Acquisition is to support the Company’s strategic growth initiative of acquiring the top-tier online live streaming platform Hongle.tv and expanding the NFT business scope. The Acquisition was closed on January 1, 2022.

The Acquisition was accounted for as business combination in accordance with ASC 805. Acquisition-related costs incurred for the acquisitions are not material. The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Company.

Amount
RMB
Cash acquired	9,497
Accounts receivable, net	937
Prepaid expenses and other current assets	893
Deferred tax assets-current	6,163
17,490

Property and equipment, net	163
Intangible assets, net	190,021
Long term deposits and other non-current assets	136
Goodwill	75,742
Total assets	283,552

Current liabilities	101,594
Total liabilities	101,594
Total consideration	181,958

The intangible assets are mainly attributable to Trademark and license as well as software acquired through the acquisition, which are generally amortized over 5-10 years, except that the license acquired for Weiliantong platform is determined to have an infinite useful life and is not subject to amortization.

Weiliantong began its business since 2015. The following table summarizes unaudited pro forma results of operations for the year ended December 31, 2021, assuming that acquisition of Weiliantong occurred as of January 1, 2021. The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of the beginning of period:

For the Year ended December 31, 2021
RMB
Pro forma revenue	1,860,448
Pro forma gross profit	332,864
Pro forma income from operations	179,664
Pro forma net income	184,552

4.2 Acquisition of Chuangda Huizhi

In January 2022, SG consummated the acquisition of the 100% equity interest in Chuangda Zhihui (Beijing) Technology Co., Ltd. (“CDZH”) and its wholly owned subsidiary, Beijing Huayi Dongchen Technology Co., Ltd. (“HYDC”) from its original shareholders for a cash consideration of RMB10 (the “CDZH acquisition”). The historical consolidated operating results of CDZH were not significant to the Company. The Company believes the CDZH acquisition will help to enrich the Company’s product line, expand its user base and capitalize on the growth potential in the live streaming market. The CDZH acquisition was accounted for as business combination in accordance with ASC 805. Acquisition-related costs incurred for the acquisitions are not material. The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Company.

Amount
RMB
Cash acquired	168
Accounts receivable, net	97
Prepaid expenses and other current assets	15
Amounts due from related parties	6,563
6,843

Intangible assets, net	100
Goodwill	4,971
Total assets	11,914

Current liabilities	11,814
Total liabilities	11,814
Total consideration	100

The intangible assets are mainly attributable to a license acquired through the acquisition, which are generally amortized over 6 years.

4.3 Acquisition of SJ Verse

On October 7, 2023, Scienjoy Verse Tech Ltd entered into a share acquisition agreement with a third party to pursuant 90% equity in SJ Verse (formerly name as “Nujoom Almashareq Media L.L.C”) for a consideration of US$1,000 (RMB7,100). The transaction was completed on October 7, 2023. SJ Verse is a Dubai-based multi-channel network (MCN) committed to discovering, nurturing, and propelling emerging content creators into the spotlight. The historical operating results of SJ Verse were not significant to the Company. The Company believes the SJ Verse acquisition will help to explore oversea market. The SJ Verse acquisition was accounted for as business combination in accordance with ASC 805. Acquisition-related costs incurred for the acquisitions are not material. The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Company.

	Amount
	RMB	US$
Cash acquired	212	30
Prepaid expenses and other current assets	104	15
	316	45

Property and equipment, net	270	38
Goodwill	9,686	1,364
Total assets	10,272	1,447

Current liabilities	303	42
Non-current liabilities	3,165	446
Total liabilities	3,468	488
10% Equity Value with non-controlling interests	(288)	(41)
Total consideration	7,092	1,000